CONVERTIBLE DEBENTURES OFFERING (Tables)	12 Months Ended
Dec. 31, 2024
Debt instruments held [abstract]
Disclosure of detailed information about convertible debenture [Table Text Block]
Closing Date

Debentures (host instrument)	$1,795
Embedded conversion feature	297
$2,092

Disclosure of detailed information about debentures amount to identified components [Table Text Block]
Debentures

Balance at Closing Date	$-
Issued	2,092
Recognition of discount	(297)
Amortization of discount expenses	173
Balance at December 31, 2024	$1,968